First Trust NASDAQ Technology Dividend Index Fund Average Annual Total Returns		12 Months Ended	18 Months Ended	60 Months Ended	88 Months Ended	94 Months Ended	95 Months Ended	117 Months Ended	120 Months Ended	142 Months Ended		144 Months Ended	161 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Nasdaq Technology Dividend(TM) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.95%		17.26%					17.62%				15.90%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	17.35%	14.42%	14.34%	14.42%	13.59%	15.12%	14.82%	13.59%	13.58%	13.67%	14.65%
S&P 500® Information Technology Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		24.04%		20.91%					24.30%				21.73%
First Trust NASDAQ Technology Dividend Index Fund
Prospectus [Line Items]
Average Annual Return, Percent		25.19%		16.55%					16.87%				15.17%
Performance Inception Date	Aug. 13, 2012
First Trust NASDAQ Technology Dividend Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		24.42%		15.67%					15.82%				14.07%
First Trust NASDAQ Technology Dividend Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		14.87%		12.88%					13.70%				12.39%